Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Earnings per share [Abstract]
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	$ 120,512	$ 42,582
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	100,217	100,217
Earnings per share from continuing operations (U.S. dollar per share) - basic and diluted (in dollars per share)	$ 1.20	$ 0.42
Earnings per share from profit/ (loss) for the period (U.S. dollar per share) - basic and diluted (in dollars per share)	$ 1.20	$ 0.42